Loans, Borrowings, Lease obligations and Other Financial Liabilities - Schedule of Loans, Borrowings & Lease Liabilities (Details) - Loan Borrowing and Lease Liabilities [Member] - USD ($)
$ in Thousands
		Dec. 31, 2025	Dec. 31, 2024
Non-current loans and borrowings
Loans		$ 76,197	$ 50,967
Lease liabilities	[1]	8,509	7,413
Total non-current loans and borrowings		84,706	58,380
Current loans and borrowings
Loans			324
Lease liabilities	[1]	1,898	1,360
Total current loans and borrowings		$ 1,898	$ 1,684

[1]	the evolution is linked to the evolution in the right of use assets and is further disclosed in Note 12.